Equity Based Compensation	9 Months Ended
Sep. 25, 2021
Share-based Payment Arrangement [Abstract]
Equity Based Compensation

9. Equity Based Compensation

2021 Omnibus Incentive Plan

In August 2021, our board of directors adopted the 2021 Omnibus Incentive Plan (the “2021 Incentive Plan”) which became effective upon consummation of our IPO and provides for the grant of equity-based awards to employees, consultants, and non-employee directors. The 2021 Incentive Plan provides for an aggregate of 6,374,273 shares of Class A common stock that are reserved for issuance in respect of awards granted under the 2021 Incentive Plan. In addition, the number of shares reserved for issuance under the 2021 Incentive Plan will automatically increase each fiscal year beginning with fiscal year 2022 and ending with fiscal year 2031 by the lesser of (a) 1% of the total number of shares outstanding on the last day of the immediately preceding fiscal year on a fully diluted basis assuming that all shares available for issuance under the 2021 Incentive Plan are issued and outstanding or (b) such number of shares determined by our board of directors.

Class A Common Stock Options

During the 13 weeks ended September 25, 2021, we granted 322,997 stock options with an exercise price of $17.00 per share to certain directors and employees under the 2021 Incentive Plan. The stock options granted will cliff vest on the third anniversary of the date of grant, subject in all cases to continued employment on the applicable vesting date. The weighted average grant date fair value of the stock options was $7.48. The total grant date fair value of the stock options will be recognized as equity-based compensation expense over the vesting period.

A summary of activity related to the options is as follows:

Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic Value
	Options	Price	Term	(in thousands)
Outstanding at December 26, 2020	—	—
Granted	322,997	$17.00
Exercised	—	—
Expired	—	—
Forfeited	—	—
Outstanding at September 25, 2021	322,997	$17.00	9.8	$3,682
Exercisable at September 25, 2021	—	—	—	—

During the 13 and 39 weeks ended September 25, 2021, we recognized $134 of equity-based compensation expense related to the options in Selling, general, and administrative expense. As the options were granted in connection with the IPO, there was no expense recorded in 2020. As of September 25, 2021, there was $2,280 of total unrecognized compensation expense related to outstanding stock options expected to be recognized over a weighted average period of 2.8 years.

The Company estimates the fair value of the options using the Black-Scholes option pricing model. The following table presents the assumptions used in the Black-Scholes model to determine the fair value of the stock options for the 13 weeks ended September 25, 2021. Black-Scholes assumptions have not been disclosed for any other periods presented as there were no stock options granted in those periods.

For the 13 Weeks
Ended September 25,
2021
Expected dividend yield	0.0%
Expected volatility	43.8%
Risk-free rate	0.9%
Expected term (in years)	6.5

A description of each of the inputs to the Black-Scholes model is as follows:

●	Expected dividend yield - An increase in the expected dividend yield would decrease compensation expense.
●	Expected volatility - This is a measure of the amount by which the price of the equity instrument has fluctuated or is expected to fluctuate. The expected volatility was based on the historical volatility of a group of guideline companies. An increase in expected volatility would increase compensation expense.
●	Risk-free interest rate - This is the U.S. Treasury rate as of the measurement date having a term approximating the expected life of the award. An increase in the risk-free interest rate would increase compensation expense.
●	Expected term - The period of time over which the awards are expected to remain outstanding. The Company estimates the expected term as the mid-point between actual or expected vesting date and the contractual term. An increase in the expected term would increase compensation expense

Restricted Stock Units

During the 13 weeks ended September 25, 2021, we granted 485,792 restricted stock units (“RSUs”) to certain directors and employees under the 2021 Incentive Plan that will vest in three equal installments of 33.33% on each of the first three anniversaries of the date of grant, subject in all cases to continued employment on the applicable vesting date. The total grant date fair value of the restricted stock units will be recognized as equity-based compensation expense over the vesting period. The grant date fair value of the restricted stock units is determined based on the fair value of the underlying Class A common stock on the date of grant.

A summary of activity related to the RSUs is as follows:

		Weighted Average
		Grant Date
	Number of RSUs	Fair Value
Outstanding at December 26, 2020	—	—
Granted	485,792	$17.24
Vested	—	—
Forfeited	(3,382)	$17.00
Outstanding at September 25, 2021	482,410	$17.24

During the 13 and 39 weeks ended September 25, 2021, we recognized $454 of equity-based compensation expense related to the RSUs in Selling, general, and administrative expense. As the RSUs were granted in connection with the IPO, there was no expense recorded in 2020. As of September 25, 2021, there was $7,861 of total unrecognized compensation expense related to outstanding RSUs expected to be recognized over a weighted average period of 2.8 years.

Management Holdco Incentive Plan

On December 12, 2018, EWC Ventures LLC and Management Holdco adopted the Amended and Restated EWC Management Holdco, LLC Equity Incentive Plan (the “LLC Incentive Plan”), under which Management Holdco granted units of Management Holdco (“Incentive Units”) to employees, directors, and consultants of EWC Ventures LLC and its subsidiaries. In connection with the Reorganization Transactions, modifications to certain pre-reorganization equity-based awards outstanding under the LLC Incentive Plan were made, primarily with respect to certain vesting conditions, which resulted in the Company recording additional equity-based compensation expense of $6,547 during the 13 weeks ended September 25, 2021. The terms of awards outstanding under the LLC Incentive plan are described below.

Time-based Units

Prior to the consummation of the Reorganization Transactions, EWC Ventures LLC granted time-based Incentive Units under the Incentive Plan. The time-based Incentive Units generally vest over 5 years, and the Company expenses time-based Incentive Units based on the grant date fair value of the award on a straight-line basis over the associated service period of the award. In connection with the Reorganization Transactions, the time-based Incentive Units were recapitalized into a new number of EWC Ventures Units (which we refer to as the “Time-based Units” both before and after the Reorganization Transactions), equal to the same aggregate fair value as the award immediately prior to the Reorganization Transactions, and subject to the original vesting schedules. No incremental expense was recognized as there was no change to the fair value of the awards as a result of the Reorganization Transactions. Accordingly, we continue to recognize the original grant date fair value of the Time-based Units over the remaining service period. The Company estimated the fair value of the Time-based Units as of the grant date based on a determination of the total fair value of the Company’s equity as of the valuation date which was then run through a hypothetical liquidation model.

During the 13 weeks ended September 25, 2021, and September 26, 2020, we recognized $260 and $403, respectively, of equity-based compensation expense related to Time-based Units in Selling, general, and administrative expense. During the 39 weeks ended September 25, 2021, and September 26, 2020, we recognized $817 and 1,649, respectively related to Time-based Units in Selling, general, and administrative expense. As of September 25, 2021, there were 1,038,391 unvested Time-based Units outstanding. As of September 25, 2021, there was $2,863 of total unrecognized compensation expense related to unvested time-based Incentive Units expected to be recognized over a weighted average period of 2.4 years.

2.0x Units and 2.5x Units

Prior to the consummation of the Reorganization Transactions, EWC Ventures LLC granted Incentive Units with performance-based vesting criteria that vest in one or more tranches contingent upon the achievement of certain targets, including a tranche which vested upon the achievement of 2.0x multiple on invested capital (“MOIC”) and a tranche which vested upon achievement of a 2.5x MOIC. Equity-based compensation expense was not previously recognized for these awards, based on the projected probability of achievement of the respective target(s). In connection with the Reorganization Transactions, these awards were recapitalized into a new number of EWC Ventures Units (which we refer to as the “2.0x Units” and 2.5x Units” both before and after the Reorganization Transactions). The vesting conditions were modified to include a time-based vesting condition such that the units will vest as if the units were time-based units on the initial date of grant; provided that, such units shall still fully vest upon achievement of the original performance targets, as applicable. As a result of the modification, the Company recorded equity-based compensation expense of $5,645, which is the modification date fair value of the shares which became immediately vested. The modification date fair value of the 2.0x Units and 2.5x Units is recognized straight line over the remaining service period. The modification date fair value was determined based on the fair value of the underlying EWC Ventures Units on the modification date, which was determined based on the initial public offering price per share of the Company’s Class A common stock.

During the 13 and 39 weeks ended September 25, 2021, we recognized $6,052 of equity-based compensation expense related to the 2.0x Units and 2.5x Units included in Selling, general and administrative expense. As of September 25, 2021, there were 237,472 unvested 2.0x Units and 118,992 unvested 2.5x Units outstanding. As of September 25, 2021, there was $5,289 of total unrecognized compensation expense related to unvested 2.0x Units and unvested 2.5X Units expected to be recognized over a weighted average period of 2.7 years.

3.0x Units

Prior to the consummation of the Reorganization Transactions, EWC Ventures LLC granted Incentive Units with performance-based vesting criteria that would have vested upon achievement of 3.0x MOIC. In connection with the Reorganization Transactions, these awards were recapitalized into a new number of EWC Ventures Units (which we refer to as the “3.0x Units” both before and after the Reorganization Transactions). These awards were modified such that the awards will also be eligible to vest upon the occurrence of either (i) the achievement of a 2.0x MOIC at such time as General Atlantic’s investment in the Company is no less than 35% of the fully diluted units of the Company or (ii) the first of December 31, 2022, March 31, 2023, June 30, 2023, September 30, 2023 or December 31, 2023 on which a specific volume weighted average trading price of our Class A common stock is achieved. Equity-based compensation expense was not previously recognized for these awards, based on the projected probability of achievement of the target.

The modified vesting conditions described above represent market conditions. Compensation expense for performance-based awards with a market condition is recognized on a straight-line basis over the estimated service period of the award, regardless of whether the market condition is satisfied. Accordingly, following the Reorganization Transactions, expense will be recognized prospectively based on the modification date fair value of the modified award. The Company used a Geometric Brownian Motion simulation formula to determine the fair value and the derived service periods of these 3.0x Units as of the modification date. During the 13 and 39 weeks ended September 25, 2021 we recognized $495 of equity-based compensation expense related to the 3.0x Units in Selling, general, and administrative expense. As of September 25, 2021, total unrecognized equity-based compensation related to the 3.0x Units was $4,442, which is expected to be recognized over a weighted-average period of approximately 1.5 years.

Summary of Equity-Based Compensation Expense

The Company recognized equity-based compensation expense in the following amounts within in Selling, general and administrative expense on the condensed consolidated statements of operations:

	Thirteen Weeks	Thirteen Weeks	Thirty-Nine	Thirty-Nine
	Ended	Ended	Weeks Ended	Weeks Ended
	September 25, 2021	September 26, 2020	September 25, 2021	September 26, 2020
Class A Common Stock Options	$134	$—	$134	$—
Restricted Stock Units	454	—	454	—
Time-based Units	260	403	817	1,649
2.0x and 2.5x Units	6,052	—	6,052	—
3.0x Units	495	—	495	—
Total	$7,395	$403	$7,952	$1,649